UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
8/31/15 (Unaudited)

COMMON STOCKS (93.7%)(a)
			Shares	Value

Advertising and marketing services (0.1%)

Lions Gate Entertainment Corp.			641	$23,518

Publicis Groupe SA (France)			611	43,387

				66,905
Aerospace and defense (2.5%)

Airbus Group SE (France)			332	21,485

BAE Systems PLC (United Kingdom)			8,611	59,260

Cubic Corp.			392	16,511

General Dynamics Corp.			3,707	526,505

Northrop Grumman Corp.			2,628	430,309

Orbital ATK, Inc.			493	37,325

Safran SA (France)			1,246	96,839

Spirit AeroSystems Holdings, Inc. Class A(NON)			1,672	85,456

Triumph Group, Inc.			201	9,927

				1,283,617
Agriculture (—%)

Andersons, Inc. (The)			185	6,545

				6,545
Airlines (1.4%)

ANA Holdings, Inc. (Japan)			30,000	88,069

Delta Air Lines, Inc.			10,087	441,609

International Consolidated Airlines Group SA (Spain)(NON)			5,082	42,147

Qantas Airways, Ltd. (Australia)(NON)			9,314	22,271

Ryanair Holdings PLC ADR (Ireland)			1,417	103,370

Turk Hava Yollari AO (Turkey)(NON)			6,623	18,296

				715,762
Automotive (0.8%)

Fuji Heavy Industries, Ltd. (Japan)			2,600	91,585

Lear Corp.			1,878	193,040

Peugeot SA (France)(NON)			2,676	46,049

Tata Motors, Ltd. (India)(NON)			4,544	23,251

Valeo SA (France)			464	58,149

Visteon Corp.(NON)			140	13,952

				426,026
Banking (8.3%)

Access National Corp.			231	4,719

Australia & New Zealand Banking Group, Ltd. (Australia)			1,468	29,179

Axis Bank, Ltd. (India)			2,153	16,445

Banco Latinoamericano de Exportaciones SA Class E (Panama)			532	13,114

Banco Macro SA ADR (Argentina)(NON)			335	14,995

Banco Santander SA (Spain)			7,470	45,449

Bank Hapoalim BM (Israel)			2,974	15,077

Bank of America Corp.			46,730	763,568

Bank of China, Ltd. (China)			63,000	28,777

Bank of New York Mellon Corp. (The)			7,650	304,470

Bank of Yokohama, Ltd. (The) (Japan)			8,000	48,989

Barclays PLC (United Kingdom)			5,593	22,350

BNP Paribas SA/New York, NY (France)			1,031	64,631

BofI Holding, Inc.(NON)			94	10,889

Cardinal Financial Corp.			443	9,883

China Construction Bank Corp. (China)			64,000	45,006

Citizens & Northern Corp.			276	5,514

Commercial International Bank Egypt SAE GDR (Egypt)			7,568	41,990

Credit Agricole SA (France)			5,379	72,856

Credit Suisse Group AG (Switzerland)			1,076	28,902

Customers Bancorp, Inc.(NON)			673	16,495

Dubai Islamic Bank PJSC (United Arab Emirates)			11,720	22,318

East West Bancorp, Inc.			168	6,789

Farmers Capital Bank Corp.(NON)			213	5,525

FCB Financial Holdings, Inc. Class A(NON)			484	15,962

Federal Bank, Ltd. (India)			15,276	14,110

Financial Institutions, Inc.			293	7,258

First Community Bancshares, Inc.			285	5,047

First NBC Bank Holding Co.(NON)			346	12,110

FirstMerit Corp.			349	6,268

Flushing Financial Corp.			311	6,204

Grupo Financiero Banorte SAB de CV (Mexico)			6,244	29,890

Hang Seng Bank, Ltd. (Hong Kong)			4,200	74,732

Hanmi Financial Corp.			603	14,617

Heartland Financial USA, Inc.			191	6,947

Horizon Bancorp			232	5,482

Itau Unibanco Holding SA ADR (Preference) (Brazil)			1,532	11,214

JPMorgan Chase & Co.			13,746	881,119

King's Town Bank Co., Ltd. (Taiwan)			19,000	13,081

MainSource Financial Group, Inc.			438	9,071

Meta Financial Group, Inc.			167	7,251

Mizuho Financial Group, Inc. (Japan)			65,300	133,956

Nedbank Group, Ltd. (South Africa)			1,009	17,937

Opus Bank			276	10,154

Pacific Premier Bancorp, Inc.(NON)			293	5,497

PacWest Bancorp			118	5,032

Peoples Bancorp, Inc.			275	6,045

Popular, Inc. (Puerto Rico)(NON)			2,196	64,475

Regions Financial Corp.			19,244	184,550

Renasant Corp.			264	8,274

Republic Bancorp, Inc. Class A			174	4,348

Resona Holdings, Inc. (Japan)			19,800	100,245

Skandinaviska Enskilda Banken AB (Sweden)			4,410	51,283

State Street Corp.			7,385	531,129

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,200	131,025

Talmer Bancorp, Inc. Class A			540	8,775

United Community Banks, Inc.			302	5,910

Wells Fargo & Co.			3,866	206,174

				4,233,102
Basic materials (0.1%)

Sumitomo Metal Mining Co., Ltd. (Japan)			3,000	38,133

				38,133
Beverage (1.6%)

Coca-Cola Enterprises, Inc.			2,661	137,015

Dr. Pepper Snapple Group, Inc.			4,548	348,968

Fomento Economico Mexicano SAB de CV ADR (FEMSA) (Mexico)			197	17,539

Grape King Bio, Ltd. (Taiwan)(NON)			4,000	20,470

PepsiCo, Inc.			3,246	301,651

				825,643
Biotechnology (3.0%)

AMAG Pharmaceuticals, Inc.(NON)(S)			665	41,589

Amgen, Inc.			3,228	489,946

Applied Genetic Technologies Corp.(NON)			217	3,565

Aratana Therapeutics, Inc.(NON)			408	7,205

Ardelyx, Inc.(NON)			603	11,445

ARIAD Pharmaceuticals, Inc.(NON)			2,057	19,418

Celldex Therapeutics, Inc.(NON)			273	4,051

Dyax Corp.(NON)			300	6,906

Dynavax Technologies Corp.(NON)			412	11,684

Emergent BioSolutions, Inc.(NON)			375	12,484

Exact Sciences Corp.(NON)			107	2,366

FivePrime Therapeutics, Inc.(NON)			169	3,223

Gilead Sciences, Inc.			6,858	720,570

Halozyme Therapeutics, Inc.(NON)			191	3,335

Isis Pharmaceuticals, Inc.(NON)			73	3,663

Ligand Pharmaceuticals, Inc.(NON)			53	4,873

Medicines Co. (The)(NON)			84	3,444

Merrimack Pharmaceuticals, Inc.(NON)(S)			679	6,851

Neurocrine Biosciences, Inc.(NON)			215	9,972

Novavax, Inc.(NON)			340	3,662

OncoMed Pharmaceuticals, Inc.(NON)			138	2,703

Prothena Corp. PLC (Ireland)(NON)			345	19,848

PTC Therapeutics, Inc.(NON)			137	5,232

Repligen Corp.(NON)			407	13,871

Retrophin, Inc.(NON)			215	5,895

Sage Therapeutics, Inc.(NON)			69	3,727

United Therapeutics Corp.(NON)			913	137,516

				1,559,044
Broadcasting (1.7%)

Cyfrowy Polsat SA (Poland)(NON)			3,490	20,907

Discovery Communications, Inc. Class A(NON)(S)			17,047	453,450

Gray Television, Inc.(NON)			1,615	18,718

ITV PLC (United Kingdom)			25,704	97,763

Liberty Media Corp. Class A(NON)			1,928	71,818

Sirius XM Holdings, Inc.(NON)			47,839	182,506

Zee Entertainment Enterprises, Ltd. (India)			3,949	22,859

				868,021
Building materials (—%)

CaesarStone Sdot-Yam, Ltd. (Israel)			113	4,496

PGT, Inc.(NON)			1,338	17,889

				22,385
Cable television (0.3%)

CJ Hellovision Co., Ltd. (South Korea)			3,013	29,550

Dish TV India, Ltd. (India)(NON)			14,702	23,068

Sky PLC (United Kingdom)			6,565	104,807

				157,425
Capital goods (—%)

Stoneridge, Inc.(NON)			686	8,376

				8,376
Chemicals (2.0%)

Aceto Corp.			209	4,684

American Vanguard Corp.			878	11,730

BASF SE (Germany)			697	56,174

Braskem SA Class A (Preference) (Brazil)			4,200	16,294

Cabot Corp.			146	4,945

Cambrex Corp.(NON)			375	17,929

EMS-Chemie Holding AG (Switzerland)			95	42,702

Evonik Industries AG (Germany)			454	16,917

Innophos Holdings, Inc.			165	7,932

Innospec, Inc.			221	10,851

Kraton Performance Polymers, Inc.(NON)			216	4,560

Kuraray Co., Ltd. (Japan)			1,700	20,122

LG Chemical, Ltd. (South Korea)			81	16,025

LyondellBasell Industries NV Class A			3,476	296,781

Minerals Technologies, Inc.			79	4,249

Mitsubishi Gas Chemical Co., Inc. (Japan)			2,000	9,766

Nitto Denko Corp. (Japan)			1,100	74,147

Orion Engineered Carbons SA (Luxembourg)			542	8,889

PhosAgro OAO GDR (Russia)			1,568	21,994

Sherwin-Williams Co. (The)			1,391	355,832

Soulbrain Co., Ltd. (South Korea)			584	21,405

				1,023,928
Commercial and consumer services (1.2%)

Adecco SA (Switzerland)			917	71,875

CEB, Inc.			72	5,157

Ctrip.com International, Ltd. ADR (China)(NON)			242	16,081

Dai Nippon Printing Co., Ltd. (Japan)			10,000	102,982

Deluxe Corp.			404	23,436

Ennis, Inc.			367	5,993

Equinix, Inc.			1,025	100,348

Everi Holdings, Inc.(NON)			895	4,627

Heartland Payment Systems, Inc.			108	6,435

Landauer, Inc.(S)			318	12,214

LifeLock, Inc.(NON)			383	3,236

Modetour Network, Inc. (South Korea)			636	22,827

Pitney Bowes, Inc.			390	7,726

Qualicorp SA (Brazil)			4,200	19,769

RE/MAX Holdings, Inc. Class A			397	14,562

Securitas AB Class B (Sweden)			4,197	53,355

ServiceMaster Global Holdings, Inc.(NON)			1,359	47,810

Sotheby's Class A			223	7,852

Verisk Analytics, Inc. Class A(NON)			1,270	92,812

				619,097
Computers (4.7%)

A10 Networks, Inc.(NON)			1,361	9,037

Apigee Corp.(NON)			380	2,478

Apple, Inc.			14,043	1,583,489

Aspen Technology, Inc.(NON)			178	6,741

AVG Technologies NV (Netherlands)(NON)			416	9,622

Blackbaud, Inc.			160	9,142

Brocade Communications Systems, Inc.			961	10,235

Constant Contact, Inc.(NON)			169	4,184

Cornerstone OnDemand, Inc.(NON)			174	6,219

EMC Corp.			10,675	265,487

Fortinet, Inc.(NON)			362	15,255

Fujitsu, Ltd. (Japan)			7,000	34,765

Gigamon, Inc.(NON)			110	2,506

HCL Technologies, Ltd. (India)			1,959	28,617

inContact, Inc.(NON)			914	6,901

Ixia(NON)			1,294	20,018

Lenovo Group, Ltd. (China)			12,000	9,848

Lexmark International, Inc. Class A			146	4,377

MTS Systems Corp.			72	4,287

Netscout Systems, Inc.(NON)			65	2,376

Nimble Storage, Inc.(NON)			155	4,132

Otsuka Corp. (Japan)			200	10,558

QAD, Inc. Class A			352	8,860

Qualys, Inc.(NON)			92	2,674

Quantum Corp.(NON)			3,642	4,261

SolarWinds, Inc.(NON)			2,746	109,154

SS&C Technologies Holdings, Inc.			128	8,671

Synchronoss Technologies, Inc.(NON)			168	6,786

VeriFone Systems, Inc.(NON)			285	8,903

Verint Systems, Inc.(NON)			159	8,479

Xerox Corp.			21,249	216,102

				2,424,164
Conglomerates (0.1%)

Siemens AG (Germany)			423	41,990

				41,990
Construction (0.4%)

Chicago Bridge & Iron Co. NV(S)			281	12,443

China Singyes Solar Technologies Holdings, Ltd. (China)			16,000	9,930

Continental Building Products, Inc.(NON)			829	16,572

Royal Boskalis Westminster NV (Netherlands)			674	35,046

Mota-Engil Africa NV (Angola)			529	3,563

Mota-Engil SGPS SA (Portugal)(S)			10,437	25,208

Patrick Industries, Inc.(NON)			405	15,305

Siam Cement PCL (The) NVDR (Thailand)			1,300	17,408

Trex Co., Inc.(NON)			89	3,454

US Concrete, Inc.(NON)			239	12,375

Wendel SA (France)			371	47,489

				198,793
Consumer (0.7%)

Kimberly-Clark Corp.			3,309	352,508

Scotts Miracle-Gro Co. (The) Class A			257	15,983

				368,491
Consumer finance (0.3%)

Cardtronics, Inc.(NON)			311	10,730

Chailease Holding Co., Ltd. (Taiwan)			8,040	12,924

Encore Capital Group, Inc.(NON)			332	13,489

Federal Agricultural Mortgage Corp. Class C			215	5,089

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			10,700	51,719

Nelnet, Inc. Class A			360	13,554

PRA Group, Inc.(NON)			315	16,786

				124,291
Consumer goods (0.6%)

Avon Products, Inc.			586	3,041

Colgate-Palmolive Co.			871	54,708

Coty, Inc. Class A(NON)			694	21,035

Kao Corp. (Japan)			1,700	77,852

L'Oreal SA (France)			177	30,168

LG Household & Health Care, Ltd. (South Korea)			57	38,651

Reckitt Benckiser Group PLC (United Kingdom)			506	44,383

Unilever NV ADR (Netherlands)			1,189	47,547

				317,385
Consumer services (0.3%)

Avis Budget Group, Inc.(NON)			371	16,372

Groupon, Inc.(NON)			1,230	5,535

Liberty Ventures Ser. A(NON)			2,974	118,157

Shutterfly, Inc.(NON)			54	2,098

TrueBlue, Inc.(NON)			544	13,056

				155,218
Containers (0.5%)

Crown Holdings, Inc.(NON)			5,437	269,512

				269,512
Distribution (0.1%)

Beacon Roofing Supply, Inc.(NON)			363	13,159

ITOCHU Corp. (Japan)			2,100	25,212

SpartanNash Co.			430	12,169

				50,540
Electric utilities (2.2%)

AES Corp.			5,339	64,068

American Electric Power Co., Inc.			6,745	366,186

China Resources Power Holdings Co., Ltd. (China)			10,000	24,490

E.ON SE (Germany)			1,538	17,434

Enel SpA (Italy)			11,828	53,022

Entergy Corp.			6,307	412,036

First Gen Corp. (Philippines)			36,400	18,184

Glow Energy PCL (Thailand)			7,900	21,764

Huadian Fuxin Energy Corp, Ltd. (China)			46,000	16,144

Iberdrola SA (Spain)			8,220	55,771

RWE AG (Germany)			2,631	39,526

Tokyo Electric Power Co., Inc. (Japan)(NON)			7,700	52,716

				1,141,341
Electrical equipment (0.2%)

ABB, Ltd. (Switzerland)			2,773	53,457

Jiangnan Group, Ltd. (China)			84,000	17,017

OSRAM Licht AG (Germany)			714	37,766

				108,240
Electronics (2.8%)

Agilent Technologies, Inc.			5,126	186,125

Analog Devices, Inc.			2,856	159,536

Applied Micro Circuits Corp.(NON)			1,383	8,091

Casetek Holdings, Ltd. (Taiwan)			3,000	11,203

Cavium, Inc.(NON)			82	5,578

Ceva, Inc.(NON)			487	9,375

Cirrus Logic, Inc.(NON)			217	6,545

DSP Group, Inc.(NON)			1,107	9,686

EnerSys			294	15,720

Fairchild Semiconductor International, Inc.(NON)			289	3,930

Hollysys Automation Technologies, Ltd. (China)			1,413	24,798

Hoya Corp. (Japan)			2,600	101,858

Ibiden Co., Ltd. (Japan)			1,400	19,805

Infineon Technologies AG (Germany)			4,871	53,312

Intersil Corp. Class A			620	6,535

Jabil Circuit, Inc.			493	9,540

L-3 Communications Holdings, Inc.			2,602	274,433

Lattice Semiconductor Corp.(NON)			1,898	7,934

Marvell Technology Group, Ltd.			10,455	117,828

Mellanox Technologies, Ltd. (Israel)(NON)			161	6,511

Mentor Graphics Corp.			810	20,930

Microsemi Corp.(NON)			189	6,003

Monolithic Power Systems, Inc.			106	5,098

Murata Manufacturing Co., Ltd. (Japan)			500	72,380

ON Semiconductor Corp.(NON)			1,433	13,692

Plexus Corp.(NON)			354	13,477

QLogic Corp.(NON)			1,999	20,670

Samsung Electronics Co., Ltd. (South Korea)			129	118,775

Sanmina Corp.(NON)			348	6,696

Semtech Corp.(NON)			176	2,983

Silicon Laboratories, Inc.(NON)			73	3,174

SK Hynix, Inc. (South Korea)			807	24,427

Skyworth Digital Holdings, Ltd. (China)			28,000	16,150

Synaptics, Inc.(NON)			194	13,597

Wasion Group Holdings, Ltd. (Hong Kong)			12,000	11,566

Woodward, Inc.			395	18,012

				1,405,973
Energy (oil field) (2.1%)

Cameron International Corp.(NON)			4,483	299,285

Schlumberger, Ltd.			8,449	653,699

Superior Energy Services, Inc.			7,406	117,829

				1,070,813
Energy (other) (0.2%)

Pacific Ethanol, Inc.(NON)			834	5,905

REX American Resources Corp.(NON)			190	10,188

TerraForm Global, Inc. Class A(NON)			1,141	11,113

Vestas Wind Systems A/S (Denmark)			1,588	84,506

				111,712
Engineering and construction (0.3%)

Argan, Inc.			299	11,706

KBR, Inc.			6,031	105,181

Matrix Service Co.(NON)			617	12,340

				129,227
Entertainment (0.5%)

Carmike Cinemas, Inc.(NON)			526	12,545

Cedar Fair LP			216	11,919

Eros International Media, Ltd. (India)(NON)			3,015	21,796

Eros International PLC(NON)			261	8,644

Live Nation Entertainment, Inc.(NON)			462	11,374

Marriott Vacations Worldwide Corp.			157	11,149

National CineMedia, Inc.			1,001	13,163

Panasonic Corp. (Japan)			6,100	67,297

Regal Entertainment Group Class A			784	14,912

SeaWorld Entertainment, Inc.			660	11,748

Six Flags Entertainment Corp.			1,285	57,786

Vail Resorts, Inc.			56	6,043

				248,376
Environmental (0.1%)

MSA Safety, Inc.			109	4,957

Sound Global, Ltd. (China)(F)(NON)(S)			25,000	19,230

Tetra Tech, Inc.			738	19,173

				43,360
Financial (2.2%)

3i Group PLC (United Kingdom)			12,313	92,080

Bolsa Mexicana de Valores SAB de CV (Mexico)			7,956	12,186

Broadridge Financial Solutions, Inc.			781	41,229

CoreLogic, Inc.(NON)			998	37,874

CTBC Financial Holding Co., Ltd. (Taiwan)			51,099	30,783

E.Sun Financial Holding Co., Ltd. (Taiwan)			29,000	17,425

Goldman Sachs Group, Inc. (The)			173	32,628

HSBC Holdings PLC (United Kingdom)			13,134	103,553

JSE, Ltd. (South Africa)			1,223	12,686

Mitsubishi UFJ Financial Group, Inc. (MUFG) (Japan)			10,500	69,296

Morgan Stanley			12,883	443,819

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			15,191	16,919

ORIX Corp. (Japan)			5,100	68,738

SBI Holdings, Inc. (Japan)			3,600	43,829

Shriram Transport Finance Co., Ltd. (India)			991	12,121

UBS Group AG (Switzerland)			3,108	64,261

Unifin Financiera SAPI de CV SOFOM ENR (Mexico)(NON)			9,606	21,043

Warsaw Stock Exchange (Poland)			1,103	12,909

				1,133,379
Food (2.3%)

Bunge, Ltd.			5,442	394,273

Cal-Maine Foods, Inc.			217	11,527

ConAgra Foods, Inc.			4,032	168,054

Distribuidora Internacional de Alimentacion SA (Spain)			4,449	26,760

Farmer Bros. Co.(NON)			157	3,589

Gruma SAB de CV Class B (Mexico)			2,659	35,967

JBS SA (Brazil)			6,373	24,865

JG Summit Holdings, Inc. (Philippines)			12,760	19,383

John B. Sanfilippo & Son, Inc.			397	20,521

Mondelez International, Inc. Class A			1,759	74,511

Nestle SA (Switzerland)			2,688	197,490

Nomad Foods, Ltd. (British Virgin Islands)(NON)			174	3,444

Pinnacle Foods, Inc.			2,077	93,133

Unilever PLC (United Kingdom)			866	34,653

WH Group, Ltd. 144A (Hong Kong)(NON)			67,000	35,186

X5 Retail Group NV GDR (Russia)(NON)			1,711	27,909

				1,171,265
Forest products and packaging (0.8%)

Amcor, Ltd. (Australia)			6,132	59,872

Domtar Corp. (Canada)			212	8,525

Graphic Packaging Holding Co.			5,432	76,591

KapStone Paper and Packaging Corp.			665	14,490

Sealed Air Corp.			3,321	170,865

UPM-Kymmene OYJ (Finland)			3,038	50,413

Weyerhaeuser Co.(R)			804	22,464

				403,220
Gaming and lottery (—%)

Penn National Gaming, Inc.(NON)			610	11,109

				11,109
Health-care services (4.1%)

Aetna, Inc.			1,498	171,551

AmerisourceBergen Corp.			5,047	504,902

AmSurg Corp.(NON)			185	14,508

Anthem, Inc.			3,333	470,120

aTyr Pharma, Inc.(NON)			185	2,679

Cardinal Health, Inc.			3,281	269,928

Centene Corp.(NON)			2,883	177,939

Charles River Laboratories International, Inc.(NON)			696	47,947

Chemed Corp.			228	31,088

Health Net, Inc.(NON)			280	17,937

HealthEquity, Inc.(NON)			279	8,180

HealthSouth Corp.			378	16,141

Integrated Diagnostics Holdings PLC (Egypt)(NON)			2,324	11,164

Kindred Healthcare, Inc.			393	7,891

Mediclinic International, Ltd. (South Africa)			4,257	34,172

Medipal Holdings Corp. (Japan)			6,000	103,980

Molina Healthcare, Inc.(NON)			43	3,207

Netcare, Ltd. (South Africa)			7,276	21,765

Omega Healthcare Investors, Inc.(R)			505	17,059

Portola Pharmaceuticals, Inc.(NON)			86	4,056

Press Ganey Holdings, Inc.(NON)			66	2,129

Providence Service Corp. (The)(NON)			220	9,863

Ramsay Health Care, Ltd. (Australia)			953	42,361

Select Medical Holdings Corp.			994	12,823

Suzuken Co., Ltd. (Japan)			1,800	61,913

Threshold Pharmaceuticals, Inc.(NON)			744	3,125

Triple-S Management Corp. Class B (Puerto Rico)(NON)			265	5,576

WellCare Health Plans, Inc.(NON)			218	19,766

				2,093,770
Homebuilding (—%)

Thor Industries, Inc.			440	24,015

				24,015
Household furniture and appliances (0.1%)

Conn's, Inc.(NON)			317	9,462

Ethan Allen Interiors, Inc.			620	18,445

				27,907
Insurance (3.6%)

Ageas (Belgium)			1,588	64,767

AIA Group, Ltd. (Hong Kong)			6,000	33,174

Allianz SE (Germany)			529	84,446

Allied World Assurance Co. Holdings AG			1,356	54,159

Allstate Corp. (The)			4,642	270,536

American Equity Investment Life Holding Co.			563	13,658

American Financial Group, Inc.			400	27,624

American International Group, Inc.			338	20,395

Amtrust Financial Services, Inc.			292	16,980

Aspen Insurance Holdings, Ltd.			582	26,720

AXA SA (France)			1,877	47,282

Cathay Financial Holding Co., Ltd. (Taiwan)			11,000	15,856

CNO Financial Group, Inc.			600	10,734

CNP Assurances (France)			4,287	66,016

Employers Holdings, Inc.			761	16,780

Essent Group, Ltd. (Bermuda)(NON)			211	5,653

Federated National Holding Co.			750	16,433

Genworth Financial, Inc. Class A(NON)			13,093	67,822

HCI Group, Inc.			327	12,998

Heritage Insurance Holdings, Inc.(NON)			758	13,318

Legal & General Group PLC (United Kingdom)			15,161	58,246

Maiden Holdings, Ltd. (Bermuda)			493	7,065

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			190	34,933

NN Group NV (Netherlands)			1,221	37,240

Prudential Financial, Inc.			5,512	444,818

Reinsurance Group of America, Inc.			439	39,896

Swiss Life Holding AG (Switzerland)			189	44,185

Swiss Re AG (Switzerland)			1,361	116,528

Symetra Financial Corp.			493	15,515

United Insurance Holdings Corp.			1,077	14,152

Validus Holdings, Ltd.			674	29,845

Voya Financial, Inc.			2,656	114,420

				1,842,194
Investment banking/Brokerage (0.4%)

Alexander Forbes Group Holdings, Ltd. (South Africa)			16,527	11,075

China Cinda Asset Management Co., Ltd. (China)			55,000	20,439

Deutsche Bank AG (Germany)			1,224	36,107

Gain Capital Holdings, Inc.			889	7,343

Investor AB Class B (Sweden)			1,839	65,868

Macquarie Korea Infrastructure Fund (South Korea)			2,095	14,046

Mirae Asset Securities Co., Ltd. (South Korea)			496	16,376

Oppenheimer Holdings, Inc. Class A			317	6,324

				177,578
Leisure (0.1%)

Brunswick Corp.			228	11,334

Malibu Boats, Inc. Class A(NON)			575	9,930

MCBC Holdings, Inc.(NON)			507	7,554

Smith & Wesson Holding Corp.(NON)			932	16,851

				45,669
Lodging/Tourism (0.9%)

Hilton Worldwide Holdings, Inc.(NON)			13,587	337,365

Marcus Corp.			558	10,831

Wyndham Worldwide Corp.			1,377	105,313

				453,509
Machinery (1.1%)

AGCO Corp.			1,650	80,916

Altra Industrial Motion Corp.			361	9,029

Hyster-Yale Materials Holdings, Inc.			77	4,679

Kadant, Inc.			249	11,078

Mitsubishi Electric Corp. (Japan)			7,000	69,922

Roper Technologies, Inc.			1,902	308,295

Sandvik AB (Sweden)			6,377	61,342

THK Co., Ltd. (Japan)			1,800	31,313

				576,574
Manufacturing (0.8%)

AZZ, Inc.			132	6,679

Carlisle Cos., Inc.			481	48,437

Chase Corp.			112	4,424

Fabrinet (Thailand)(NON)			1,087	21,610

IDEX Corp.			1,359	97,617

Ingersoll-Rand PLC			1,830	101,181

Leggett & Platt, Inc.			1,845	81,955

MasTec, Inc.(NON)			814	13,480

Standex International Corp.			114	9,122

Trinseo SA(NON)(S)			856	24,944

				409,449
Media (0.5%)

Lagardere SCA (France)			2,328	63,085

Naspers, Ltd. Class N (South Africa)			196	25,452

Viacom, Inc. Class B			4,336	176,779

				265,316
Medical technology (1.0%)

Accuray, Inc.(NON)			682	4,699

Alere, Inc.(NON)			559	29,051

AtriCure, Inc.(NON)			266	6,506

C.R. Bard, Inc.			1,220	236,424

Cepheid(NON)			73	3,558

CHC Healthcare Group (Taiwan)			8,000	9,786

Conmed Corp.			233	12,363

Entellus Medical, Inc.(NON)			172	3,829

Globus Medical, Inc. Class A(NON)			280	6,838

Greatbatch, Inc.(NON)			350	19,887

Hill-Rom Holdings, Inc.			296	15,641

Hologic, Inc.(NON)			1,004	38,965

ICU Medical, Inc.(NON)			254	28,834

Insulet Corp.(NON)			117	3,476

MiMedx Group, Inc.(NON)			622	6,040

Myriad Genetics, Inc.(NON)			123	4,620

OraSure Technologies, Inc.(NON)			1,109	5,989

RadNet, Inc.(NON)			943	5,790

Rockwell Medical, Inc.(NON)			1,178	14,101

Sientra, Inc.(NON)			69	1,642

Spectranetics Corp. (The)(NON)			301	5,072

STAAR Surgical Co.(NON)			470	3,755

Steris Corp.			84	5,380

Surgical Care Affiliates, Inc.(NON)			408	14,912

TransEnterix, Inc.(NON)			1,902	5,021

Trinity Biotech PLC ADR (Ireland)			184	2,826

West Pharmaceutical Services, Inc.			305	17,034

Zeltiq Aesthetics, Inc.(NON)			311	10,036

				522,075
Metals (0.7%)

Antofagasta PLC (Chile)			2,770	25,655

ArcelorMittal SA (France)			3,197	24,752

BHP Billiton PLC (Australia)			990	16,996

BHP Billiton, Ltd. (Australia)			1,970	35,301

EVA Precision Industrial Holdings, Ltd. (Hong Kong)			88,000	20,325

Fortescue Metals Group, Ltd. (Australia)(S)			17,194	23,371

Glencore PLC (United Kingdom)			7,389	16,718

Mitsubishi Materials Corp. (Japan)			12,000	38,603

NN, Inc.			593	14,357

Rio Tinto PLC (United Kingdom)			840	30,417

Superalloy Industrial Co., Ltd. (Taiwan)			5,427	16,964

ThyssenKrupp AG (Germany)			3,016	65,447

Vale Indonesia Tbk PT (Indonesia)			27,100	2,980

voestalpine AG (Austria)			263	9,578

				341,464
Natural gas utilities (0.7%)

AGL Resources, Inc.			810	49,402

Centrica PLC (United Kingdom)			9,816	36,290

ENI SpA (Italy)			3,904	63,786

UGI Corp.			5,443	185,497

				334,975
Office equipment and supplies (0.1%)

Avery Dennison Corp.			1,095	63,598

				63,598
Oil and gas (4.0%)

Bharat Petroleum Corp., Ltd. (India)			1,536	20,408

BP PLC (United Kingdom)			21,760	119,327

Callon Petroleum Co.(NON)			2,018	18,505

CVR Energy, Inc.(S)			975	39,205

Delek US Holdings, Inc.			314	9,659

Diamondback Energy, Inc.(NON)			60	4,097

EP Energy Corp. Class A(NON)			706	5,006

Exxon Mobil Corp.			230	17,305

Gulfport Energy Corp.(NON)			154	5,518

Hess Corp.			316	18,786

Neste Oil OYJ (Finland)			1,429	36,541

Northern Oil and Gas, Inc.(NON)(S)			1,187	7,158

Occidental Petroleum Corp.			8,245	601,967

OMV AG (Austria)			3,863	99,075

Questar Corp.			1,122	21,666

Royal Dutch Shell PLC Class A (United Kingdom)			2,742	71,069

Royal Dutch Shell PLC Class B (United Kingdom)			2,498	65,179

S-Oil Corp. (South Korea)			338	17,146

SM Energy Co.			185	6,790

Statoil ASA (Norway)			6,744	102,365

Stone Energy Corp.(NON)			257	1,457

Tesoro Corp.			1,117	102,775

Total SA (France)			1,797	81,755

Valero Energy Corp.			8,953	531,271

Whiting Petroleum Corp.(NON)			289	5,586

Woodside Petroleum, Ltd. (Australia)			1,193	27,389

				2,037,005
Pharmaceuticals (5.4%)

ACADIA Pharmaceuticals, Inc.(NON)			231	8,462

Akorn, Inc.(NON)			89	3,541

Alimera Sciences, Inc.(NON)			898	2,999

Alkermes PLC(NON)			62	3,693

Anacor Pharmaceuticals, Inc.(NON)			27	3,521

Astellas Pharma, Inc. (Japan)			4,100	60,874

AstraZeneca PLC (United Kingdom)			1,499	93,671

Aurobindo Pharma, Ltd. (India)			2,307	26,133

Bayer AG (Germany)			800	108,582

Biospecifics Technologies Corp.(NON)			116	5,761

Carbylan Therapeutics, Inc.(NON)			391	2,123

Cardiome Pharma Corp. (Canada)(NON)			2,367	21,066

Catalent, Inc.(NON)			204	6,485

Chiasma, Inc.(NON)			50	1,298

Chimerix, Inc.(NON)			84	4,111

Depomed, Inc.(NON)			185	4,982

DexCom, Inc.(NON)			149	14,027

Eagle Pharmaceuticals, Inc.(NON)			82	6,441

Enanta Pharmaceuticals, Inc.(NON)			154	6,012

GlaxoSmithKline PLC (United Kingdom)			4,108	84,157

Hikma Pharmaceuticals PLC (United Kingdom)			370	12,886

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			76,000	9,708

Immune Design Corp.(NON)			183	2,917

Impax Laboratories, Inc.(NON)			85	3,482

Infinity Pharmaceuticals, Inc.(NON)			272	2,399

Inotek Pharmaceuticals Corp.(NON)			453	5,585

Insys Therapeutics, Inc.(NON)			355	11,509

Jazz Pharmaceuticals PLC(NON)			325	54,867

Lannett Co., Inc.(NON)			343	16,447

Merck & Co., Inc.			7,185	386,912

Merck KGaA (Germany)			379	36,198

Novartis AG (Switzerland)			1,186	115,925

Novo Nordisk A/S Class B (Denmark)			1,618	89,452

Ophthotech Corp.(NON)			153	6,737

Otsuka Holdings Company, Ltd. (Japan)			400	13,645

Pacira Pharmaceuticals, Inc.(NON)			51	2,935

Pfizer, Inc.			24,795	798,895

POZEN, Inc.(NON)			1,742	15,208

Prestige Brands Holdings, Inc.(NON)			184	8,560

Roche Holding AG-Genusschein (Switzerland)			492	133,469

Sanofi (France)			1,802	177,200

Shionogi & Co., Ltd. (Japan)			1,500	58,894

Shire PLC (United Kingdom)			485	37,467

Sucampo Pharmaceuticals, Inc. Class A(NON)			452	12,141

Supernus Pharmaceuticals, Inc.(NON)			296	5,372

TESARO, Inc.(NON)			219	11,274

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			729	46,955

Trevena, Inc.(NON)			362	2,172

uniQure NV (Netherlands)(NON)			190	5,090

Zoetis, Inc.			4,804	215,555

				2,767,795
Power producers (—%)

Concord New Energy Group, Ltd. (China)(NON)			320,000	19,613

				19,613
Publishing (0.2%)

News Corp. (Class A)(NON)			3,877	52,844

Toppan Printing Co., Ltd. (Japan)			5,000	41,531

				94,375
Railroads (—%)

Central Japan Railway Co. (Japan)			100	16,402

				16,402
Real estate (3.4%)

AG Mortgage Investment Trust, Inc.(R)			132	2,182

Agree Realty Corp.(R)			254	7,226

American Capital Agency Corp.(R)			5,698	109,003

Annaly Capital Management, Inc.(R)			13,250	133,295

Apollo Commercial Real Estate Finance, Inc.(R)			368	6,024

Apollo Residential Mortgage, Inc.(R)			616	8,599

Arbor Realty Trust, Inc.(R)			1,436	9,176

Arlington Asset Investment Corp. Class A			160	2,664

ARMOUR Residential REIT, Inc.(R)			90	1,923

Ashford Hospitality Prime, Inc.(R)			34	470

Ashford Hospitality Trust, Inc.(R)			874	6,765

Brixmor Property Group, Inc.(R)			1,301	29,689

Campus Crest Communities, Inc.(R)			1,167	6,033

CBL & Associates Properties, Inc.(R)			334	4,970

CBRE Group, Inc. Class A(NON)			11,173	357,759

Chimera Investment Corp.(R)			1,990	27,880

China Overseas Land & Investment, Ltd. (China)			10,000	29,290

China Resources Land, Ltd. (China)			6,444	16,081

CYS Investments, Inc.(R)			451	3,522

Dexus Property Group (Australia)(R)			7,444	39,043

EPR Properties(R)			135	6,870

Equity Lifestyle Properties, Inc.(R)			429	23,921

First Industrial Realty Trust(R)			284	5,507

General Growth Properties(R)			11,367	288,494

Hersha Hospitality Trust(R)			247	6,037

Invesco Mortgage Capital, Inc.(R)			216	2,938

Investors Real Estate Trust(R)			659	4,409

Jones Lang LaSalle, Inc.			988	147,084

Kawasan Industri Jababeka Tbk PT (Indonesia)			834,547	11,701

Kerry Properties, Ltd. (Hong Kong)			12,000	35,922

KWG Property Holding, Ltd. (China)			23,500	14,858

Lexington Realty Trust(R)			1,265	10,209

LTC Properties, Inc.(R)			308	12,563

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			15,032	20,513

MFA Financial, Inc.(R)			6,430	45,717

National Health Investors, Inc.(R)			318	17,522

New World Development Co., Ltd. (Hong Kong)			39,000	39,654

Nomura Real Estate Holdings, Inc. (Japan)			500	9,395

One Liberty Properties, Inc.(R)			299	6,527

Post Properties, Inc.(R)			111	6,145

Ramco-Gershenson Properties Trust(R)			367	5,689

Scentre Group (Australia)(R)			9,928	26,919

Select Income REIT(R)			232	4,304

Summit Hotel Properties, Inc.(R)			804	9,753

Two Harbors Investment Corp.(R)			12,586	119,064

Universal Health Realty Income Trust(R)			62	2,852

Wheelock and Co., Ltd. (Hong Kong)			16,000	72,567

				1,758,728
Regional Bells (—%)

Cincinnati Bell, Inc.(NON)			3,172	10,880

Frontier Communications Corp.			1,972	9,998

				20,878
Restaurants (0.1%)

Bloomin' Brands, Inc.			684	14,159

Brinker International, Inc.			273	14,504

Buffalo Wild Wings, Inc.(NON)			26	4,932

Gourmet Master Co., Ltd. (Taiwan)			4,000	20,900

Papa John's International, Inc.			135	9,079

Sonic Corp.			405	10,935

				74,509
Retail (7.4%)

Amazon.com, Inc.(NON)			382	195,924

Ascena Retail Group, Inc.(NON)			826	9,970

BGF retail Co., Ltd. (South Korea)			101	17,207

Big Lots, Inc.			319	15,309

Caleres, Inc.			437	14,552

Children's Place, Inc. (The)			148	8,868

CVS Health Corp.			6,587	674,509

Deckers Outdoor Corp.(NON)			157	10,109

Dillards, Inc. Class A			139	12,859

DSW, Inc. Class A			340	10,095

Express, Inc.(NON)			647	13,199

Five Below, Inc.(NON)			160	6,187

Home Depot, Inc. (The)			6,597	768,287

Hyundai Department Store Co., Ltd. (South Korea)			136	17,305

Inditex SA (Spain)			1,520	50,635

J Sainsbury PLC (United Kingdom)			4,501	16,624

KAR Auction Services, Inc.			2,505	92,785

Kingfisher PLC (United Kingdom)			18,316	99,289

Koninklijke Ahold NV (Netherlands)			4,627	91,217

Kroger Co. (The)			5,794	199,893

Liberty Interactive Corp. Class A(NON)			4,448	120,274

Lowe's Cos., Inc.			6,728	465,376

Macy's, Inc.			3,286	192,592

Marks & Spencer Group PLC (United Kingdom)			9,354	74,169

Men's Wearhouse, Inc. (The)			289	16,314

METRO AG (Germany)			310	9,055

Next PLC (United Kingdom)			147	17,877

NIKE, Inc. Class B			4,091	457,169

Nutraceutical International Corp.(NON)			184	4,460

Poya International Co., Ltd. (Taiwan)			2,000	19,363

Puregold Price Club, Inc. (Philippines)			41,100	27,875

Sally Beauty Holdings, Inc.(NON)			389	10,168

Shimamura Co., Ltd. (Japan)			200	18,493

Steven Madden, Ltd.(NON)			138	5,639

Vista Outdoor, Inc.(NON)			104	4,863

Wolverine World Wide, Inc.			408	10,996

Woolworths, Ltd. (Australia)			775	14,560

				3,794,066
Schools (—%)

Bright Horizons Family Solutions, Inc.(NON)			148	9,046

Grand Canyon Education, Inc.(NON)			342	12,640

ITT Educational Services, Inc.(NON)			191	728

				22,414
Semiconductor (0.7%)

Advanced Energy Industries, Inc.(NON)			627	15,217

Cypress Semiconductor Corp.(NON)			998	9,980

Integrated Device Technology, Inc.(NON)			180	3,418

Maxim Integrated Products, Inc.			4,848	163,232

Power Integrations, Inc.			123	4,828

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			19,000	75,332

Teradyne, Inc.			5,975	107,789

				379,796
Shipping (1.4%)

Adani Ports & Special Economic Zone, Ltd. (India)(NON)			3,932	21,025

Aegean Marine Petroleum Network, Inc. (Greece)			1,136	9,611

AP Moeller - Maersk A/S (Denmark)			51	86,540

Scorpio Tankers, Inc.			697	6,594

Swift Transportation Co.(NON)			787	15,339

United Parcel Service, Inc. Class B			4,813	469,989

Yangzijiang Shipbuilding Holdings, Ltd. (China)			106,000	82,634

				691,732
Software (3.2%)

Amdocs, Ltd.			2,887	165,165

Glu Mobile, Inc.(NON)			1,846	8,473

GungHo Online Entertainment, Inc. (Japan)			17,800	53,590

Intuit, Inc.			2,849	244,302

Manhattan Associates, Inc.(NON)			133	7,778

Microsoft Corp.			2,305	100,314

MobileIron, Inc.(NON)			573	2,355

NetEase, Inc. ADR (China)			158	17,566

Nexon Co., Ltd. (Japan)			4,800	66,911

NTT Data Corp. (Japan)			600	28,903

Oracle Corp.			16,513	612,467

Proofpoint, Inc.(NON)			122	6,873

PROS Holdings, Inc.(NON)			197	4,358

Qlik Technologies, Inc.(NON)			154	5,830

Rovi Corp.(NON)			386	4,273

SAP AG (Germany)			320	21,540

Symantec Corp.			9,735	199,470

SYNNEX Corp.			147	11,641

Tencent Holdings, Ltd. (China)			2,900	49,318

Veeva Systems, Inc. Class A(NON)			230	5,957

				1,617,084
Staffing (0.2%)

Barrett Business Services, Inc.			87	3,102

Kforce, Inc.			526	14,092

Korn/Ferry International			273	9,301

Monster Worldwide, Inc.(NON)			2,672	19,425

On Assignment, Inc.(NON)			560	20,149

Paylocity Holding Corp.(NON)			113	3,731

Team Health Holdings, Inc.(NON)			93	5,463

				75,263
Technology (—%)

CACI International, Inc. Class A(NON)			69	5,411

Tech Data Corp.(NON)			128	8,351

				13,762
Technology services (3.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			218	14,414

AtoS (France)			181	13,685

Baidu, Inc. ADR (China)(NON)			219	32,248

Barracuda Networks, Inc.(NON)			241	6,336

Computer Sciences Corp.			4,219	261,536

CSG Systems International, Inc.			357	11,035

Dun & Bradstreet Corp. (The)			142	15,048

eBay, Inc.(NON)			20,442	554,183

Engility Holdings, Inc.			429	11,926

Genpact, Ltd.(NON)			898	20,654

Google, Inc. Class A(NON)			1,257	814,254

Infosys, Ltd. (India)			2,144	35,297

Leidos Holdings, Inc.			3,296	138,696

MAXIMUS, Inc.			96	5,813

Mixi, Inc. (Japan)			200	6,879

NCSoft Corp. (South Korea)			113	20,876

NIC, Inc.			235	4,427

Perficient, Inc.(NON)			457	7,568

Tyler Technologies, Inc.(NON)			80	11,043

Web.com Group, Inc.(NON)			512	11,023

				1,996,941
Telecommunications (2.1%)

Bharti Infratel, Ltd. (India)			2,444	14,697

BT Group PLC (United Kingdom)			12,315	82,043

CalAmp Corp.(NON)			694	11,534

China Mobile, Ltd. (China)			6,000	72,696

EchoStar Corp. Class A(NON)			382	17,037

Idea Cellular, Ltd. (India)			11,947	28,010

Inteliquent, Inc.			404	7,401

Iridium Communications, Inc.(NON)			665	4,954

Juniper Networks, Inc.			11,147	286,589

NeuStar, Inc. Class A(NON)			253	7,071

NTT DoCoMo, Inc. (Japan)			3,200	67,004

Orange SA (France)			3,346	52,776

SBA Communications Corp. Class A(NON)			2,080	245,856

ShoreTel, Inc.(NON)			791	5,885

Spok Holdings, Inc.			329	5,432

Telefonica SA (Spain)			2,220	31,312

Telenor ASA (Norway)			1,940	38,664

Telstra Corp., Ltd. (Australia)			13,221	54,288

Ubiquiti Networks, Inc.			178	6,258

Vodafone Group PLC (United Kingdom)			8,829	30,467

				1,069,974
Telephone (1.1%)

Deutsche Telekom AG (Germany)			3,879	66,361

IDT Corp. Class B			272	4,249

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			1,700	64,916

Verizon Communications, Inc.			9,483	436,313

				571,839
Textiles (0.5%)

Carter's, Inc.			1,816	178,531

G&K Services, Inc. Class A			153	10,344

G-III Apparel Group, Ltd.(NON)			143	9,914

Oxford Industries, Inc.			195	16,411

Sequential Brands Group, Inc.(NON)			434	7,105

Top Glove Corp. Bhd (Malaysia)			6,300	11,580

Vince Holding Corp.(NON)			251	2,304

				236,189
Tire and rubber (0.4%)

Apollo Tyres, Ltd. (India)			5,512	14,925

Cie Generale des Etablissements Michelin (France)			783	75,628

Continental AG (Germany)			487	103,560

Cooper Tire & Rubber Co.			432	16,675

				210,788
Tobacco (0.5%)

Altria Group, Inc.			1,467	78,602

British American Tobacco PLC (United Kingdom)			886	47,169

Imperial Tobacco Group PLC (United Kingdom)			1,404	67,451

Swedish Match AB (Sweden)			1,734	51,137

				244,359
Transportation services (0.3%)

ComfortDelgro Corp., Ltd. (Singapore)			25,700	51,180

Deutsche Post AG (Germany)			1,395	38,442

Matson, Inc.			112	4,220

Royal Mail PLC (United Kingdom)			6,652	47,076

TAV Havalimanlari Holding AS (Turkey)			1,799	14,515

Universal Truckload Services, Inc.			38	746

XPO Logistics, Inc.(NON)			171	6,002

				162,181
Trucks and parts (0.4%)

Allison Transmission Holdings, Inc.			6,387	182,668

Cooper-Standard Holding, Inc.(NON)			196	11,254

Douglas Dynamics, Inc.			182	4,044

Miller Industries, Inc.			300	6,507

Wabash National Corp.(NON)			1,256	15,361

				219,834
Waste Management (—%)

Cleanaway Co., Ltd. (Taiwan)			4,000	17,519

				17,519
Water Utilities (—%)

China Water Affairs Group, Ltd. (China)			30,000	13,084

				13,084

Total common stocks (cost $47,060,339)				$48,086,631

INVESTMENT COMPANIES (2.1%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			511	$5,928

iShares MSCI EAFE ETF			1,980	118,741

iShares MSCI Emerging Markets ETF(S)			531	17,969

Medley Capital Corp.			1,101	9,116

Solar Capital, Ltd.			438	7,757

SPDR S&P 500 ETF Trust(S)			4,012	793,052

SPDR S&P MidCap 400 ETF Trust			417	107,586

Total investment companies (cost $1,100,079)				$1,060,149

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Al Tayyar Travel Group Holding Co. 144A (Saudi Arabia)	5/24/18	$0.00	743	$14,983

China State Construction Engineering Corp., Ltd. 144A (China)	4/18/16	0.00	15,700	15,143

Daqin Railway Co., Ltd. 144A (China)	3/31/16	0.00	76	120

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	5,700	16,493

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	9,400	14,831

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	4,300	16,758

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/29/17	0.00	6,700	19,733

Total warrants (cost $124,503)				$98,061

SHORT-TERM INVESTMENTS (5.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)		Shares	1,030,647	$1,030,647

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	1,829,320	1,829,320

U.S. Treasury Bills 0.03%, October 15, 2015(SEG)			$7,000	7,000

U.S. Treasury Bills 0.03%, October 8, 2015(SEG)			136,000	135,996

U.S. Treasury Bills 0.01%, October 1, 2015(SEG)			30,000	30,000

Total short-term investments (cost $3,032,963)				$3,032,963

TOTAL INVESTMENTS

Total investments (cost $51,317,884)(b)				$52,277,804

FORWARD CURRENCY CONTRACTS at 8/31/15 (aggregate face value $9,022,052) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/21/15	$21,367	$21,875	$508
	British Pound	Buy	9/16/15	17,645	17,250	395
	Canadian Dollar	Sell	10/21/15	350,290	364,618	14,328
	Euro	Buy	9/16/15	283,512	279,712	3,800
	Mexican Peso	Buy	10/21/15	52,775	55,808	(3,033)
	New Taiwan Dollar	Sell	11/18/15	51,963	51,514	(449)
	New Zealand Dollar	Buy	10/21/15	6,946	6,328	618
	Norwegian Krone	Buy	9/16/15	8,242	8,732	(490)
	Swedish Krona	Sell	9/16/15	47,392	48,225	833
Barclays Bank PLC
	Australian Dollar	Sell	10/21/15	55,724	56,536	812
	British Pound	Buy	9/16/15	37,132	36,605	527
	Canadian Dollar	Sell	10/21/15	26,296	26,157	(139)
	Euro	Buy	9/16/15	83,280	84,630	(1,350)
	Hong Kong Dollar	Sell	11/18/15	12,385	12,381	(4)
	Japanese Yen	Sell	11/18/15	66,934	65,707	(1,227)
	Mexican Peso	Buy	10/21/15	57,373	60,327	(2,954)
	New Zealand Dollar	Buy	10/21/15	58,599	59,154	(555)
	Norwegian Krone	Sell	9/16/15	19,469	17,580	(1,889)
	Singapore Dollar	Sell	11/18/15	44,217	46,278	2,061
	Swedish Krona	Sell	9/16/15	37,869	40,734	2,865
	Swiss Franc	Buy	9/16/15	155,555	160,726	(5,171)
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	1,846	1,198	648
	British Pound	Sell	9/16/15	6,138	6,501	363
	Canadian Dollar	Sell	10/21/15	46,057	46,639	582
	Chilean Peso	Buy	10/21/15	1,064	1,143	(79)
	Danish Krone	Sell	9/16/15	27,011	26,881	(130)
	Euro	Sell	9/16/15	27,498	27,816	318
	Japanese Yen	Sell	11/18/15	50,068	48,913	(1,155)
	Mexican Peso	Buy	10/21/15	49,645	52,777	(3,132)
	New Zealand Dollar	Buy	10/21/15	13,892	14,723	(831)
	Norwegian Krone	Buy	9/16/15	15,239	16,128	(889)
	Swedish Krona	Sell	9/16/15	47,487	47,386	(101)
	Swiss Franc	Sell	9/16/15	621	637	16
Credit Suisse International
	Australian Dollar	Buy	10/21/15	64,243	70,773	(6,530)
	British Pound	Buy	9/16/15	124,898	124,669	229
	Canadian Dollar	Buy	10/21/15	47,577	51,884	(4,307)
	Chinese Yuan	Sell	11/18/15	111,397	111,238	(159)
	Euro	Sell	9/16/15	104,269	101,148	(3,121)
	Japanese Yen	Buy	11/18/15	672,650	657,196	15,454
	New Zealand Dollar	Buy	10/21/15	6,251	4,768	1,483
	Norwegian Krone	Sell	9/16/15	58,033	58,523	490
	Singapore Dollar	Buy	11/18/15	7,841	7,094	747
	Swedish Krona	Buy	9/16/15	86,690	82,958	3,732
	Swiss Franc	Buy	9/16/15	51,852	53,193	(1,341)
Deutsche Bank AG
	Australian Dollar	Sell	10/21/15	25,768	27,642	1,874
	British Pound	Buy	9/16/15	15,651	14,625	1,026
	Canadian Dollar	Sell	10/21/15	7,068	7,398	330
	Euro	Buy	9/16/15	197,538	193,953	3,585
	Japanese Yen	Sell	11/18/15	12,840	12,544	(296)
	New Zealand Dollar	Sell	10/21/15	28,352	30,048	1,696
	Norwegian Krone	Buy	9/16/15	3,432	2,229	1,203
	Polish Zloty	Sell	9/16/15	49,529	50,029	500
	Swedish Krona	Sell	9/16/15	33,001	33,128	127
	Swiss Franc	Sell	9/16/15	8,073	8,287	214
	Turkish Lira	Buy	9/16/15	13,272	14,078	(806)
Goldman Sachs International
	Australian Dollar	Sell	10/21/15	13,700	12,155	(1,545)
	British Pound	Buy	9/16/15	17,338	17,224	114
	Canadian Dollar	Buy	10/21/15	17,480	17,057	423
	Euro	Sell	9/16/15	124,022	121,297	(2,725)
	Japanese Yen	Sell	11/18/15	15,387	16,530	1,143
	New Zealand Dollar	Sell	10/21/15	9,156	9,705	549
	Norwegian Krone	Sell	9/16/15	37,234	37,927	693
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	15,475	16,602	(1,127)
	British Pound	Sell	9/16/15	13,349	11,199	(2,150)
	Canadian Dollar	Buy	10/21/15	23,864	21,624	2,240
	Euro	Buy	9/16/15	674	1,966	(1,292)
	Japanese Yen	Buy	11/18/15	32,140	31,404	736
	New Zealand Dollar	Buy	10/21/15	13,008	13,789	(781)
	Swedish Krona	Sell	9/16/15	74,863	74,459	(404)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/21/15	18,670	17,833	(837)
	British Pound	Buy	9/16/15	45,878	44,820	1,058
	Canadian Dollar	Buy	10/21/15	127,302	135,800	(8,498)
	Euro	Sell	9/16/15	663,549	645,047	(18,502)
	Japanese Yen	Sell	11/18/15	783,426	768,522	(14,904)
	Mexican Peso	Buy	10/21/15	48,631	51,677	(3,046)
	Mexican Peso	Sell	10/21/15	49,680	49,457	(223)
	New Taiwan Dollar	Sell	11/18/15	99,726	101,002	1,276
	New Zealand Dollar	Buy	10/21/15	15,471	14,508	963
	Norwegian Krone	Sell	9/16/15	38,237	35,629	(2,608)
	Singapore Dollar	Buy	11/18/15	8,617	7,901	716
	South Korean Won	Sell	11/18/15	2,182	2,000	(182)
	Swedish Krona	Buy	9/16/15	33,614	32,736	878
	Swiss Franc	Buy	9/16/15	12,834	13,166	(332)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/21/15	48,199	47,501	(698)
	British Pound	Sell	9/16/15	10,127	10,933	806
	Canadian Dollar	Sell	10/21/15	50,693	51,092	399
	Euro	Sell	9/16/15	11,224	9,763	(1,461)
	Japanese Yen	Sell	11/18/15	66,505	68,007	1,502
	New Zealand Dollar	Buy	10/21/15	33,593	34,265	(672)
	Norwegian Krone	Sell	9/16/15	10,369	8,408	(1,961)
	Singapore Dollar	Sell	11/18/15	38,567	39,662	1,095
	South Korean Won	Sell	11/18/15	53,221	53,495	274
	Swedish Krona	Buy	9/16/15	12,406	8,069	4,337
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	20,656	22,175	(1,519)
	Brazilian Real	Buy	10/2/15	48,315	54,573	(6,258)
	Brazilian Real	Sell	10/2/15	48,670	50,156	1,486
	British Pound	Sell	9/16/15	32,375	32,163	(212)
	Canadian Dollar	Buy	10/21/15	62,245	65,157	(2,912)
	Chilean Peso	Sell	10/21/15	2,107	1,733	(374)
	Euro	Sell	9/16/15	415,168	405,696	(9,472)
	Hungarian Forint	Buy	9/16/15	51,361	51,010	351
	Japanese Yen	Sell	11/18/15	198,442	193,710	(4,732)
	New Zealand Dollar	Sell	10/21/15	28,731	30,455	1,724
	Norwegian Krone	Sell	9/16/15	13,535	14,366	831
	Singapore Dollar	Sell	11/18/15	7,346	8,469	1,123
	Swedish Krona	Sell	9/16/15	23,431	24,389	958
	Swiss Franc	Buy	9/16/15	2,691	2,761	(70)
	Turkish Lira	Sell	9/16/15	12,792	11,473	(1,319)
UBS AG
	Australian Dollar	Buy	10/21/15	250,013	259,575	(9,562)
	British Pound	Buy	9/16/15	169,702	172,474	(2,772)
	Canadian Dollar	Sell	10/21/15	209,384	220,317	10,933
	Chilean Peso	Buy	10/21/15	43	47	(4)
	Euro	Buy	9/16/15	340,641	338,990	1,651
	Israeli Shekel	Buy	10/21/15	281	292	(11)
	Japanese Yen	Buy	11/18/15	37,496	35,173	2,323
	New Zealand Dollar	Sell	10/21/15	35,930	38,083	2,153
	Norwegian Krone	Buy	9/16/15	18,913	20,009	(1,096)
	Swedish Krona	Sell	9/16/15	24,825	24,628	(197)
	Swiss Franc	Sell	9/16/15	196,023	201,147	5,124
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	5,324	5,714	(390)
	Canadian Dollar	Buy	10/21/15	61,409	64,283	(2,874)
	Euro	Buy	9/16/15	297,991	291,548	6,443
	Japanese Yen	Buy	11/18/15	197,451	191,212	6,239
	New Zealand Dollar	Buy	10/21/15	884	1,845	(961)
	South Korean Won	Sell	11/18/15	5,349	5,174	(175)

Total						$(27,091)

FUTURES CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	9	$330,148	Sep-15	$(20,843)
S&P 500 Index E-Mini (Long)	4	393,840	Sep-15	(25,978)
S&P 500 Index E-Mini (Short)	3	295,388	Sep-15	11,169

Total				$(35,652)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$5,000	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	$(1,035)

Total	$—	$(1,035)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $51,296,192.
(b)	The aggregate identified cost on a tax basis is $51,438,750, resulting in gross unrealized appreciation and depreciation of $4,292,808 and $3,453,754, respectively, or net unrealized appreciation of $839,054.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,617,817	$8,086,622	$7,875,119	$591	$1,829,320
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,030,647, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $993,945. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $99,377 to cover certain derivative contracts, and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.7%
	Japan	4.6
	United Kingdom	3.3
	France	2.1
	Switzerland	1.7
	Germany	1.7
	China	1.4
	Australia	0.8
	South Korea	0.7
	Hong Kong	0.6
	India	0.6
	Sweden	0.6
	Taiwan	0.5
	Denmark	0.5
	Spain	0.5
	Other	3.7

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific securities, and to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $81,211 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,768,870	$489,069	$—
Capital goods	2,779,927	349,379	—
Communication services	1,167,830	406,430	—
Conglomerates	—	41,990	—
Consumer cyclicals	5,860,578	901,180	—
Consumer staples	3,262,075	695,007	—
Energy	2,559,713	659,817	—
Financials	7,934,297	1,334,975	—
Health care	5,986,576	956,108	—
Technology	7,749,183	88,537	—
Transportation	1,339,061	247,016	—
Utilities and power	1,243,184	265,829	—
Total common stocks	41,651,294	6,435,337	—
Investment companies	$1,060,149	$—	$—
Warrants	—	98,061	—
Short-term investments	1,829,320	1,203,643	—

Totals by level	$44,540,763	$7,737,041	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(27,091)	$—
Futures contracts	(35,652)	—	—
Total return swap contracts	—	(1,035)	—

Totals by level	$(35,652)	$(28,126)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$121,905	$148,996
Equity contracts	109,230	47,856

Total	$231,135	$196,852

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$18,900,000
OTC total return swap contracts (notional)		$6,000
Warrants (number of warrants)		39,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	13,662	—	—	—	—	13,662
	Forward currency contracts#	20,482	6,265	1,927	22,135	10,555	2,922	2,976	4,891	—	8,413	6,473	22,184	12,682	121,905

	Total Assets	$20,482	$6,265	$1,927	$22,135	$10,555	$2,922	$2,976	$4,891	$13,662	$8,413	$6,473	$22,184	$12,682	$135,567

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	1,035	—	—	—	—	—	—	—	1,035
	Futures contracts§	—	—	—	—	—	—	—	—	16,081	—	—	—	—	16,081
	Forward currency contracts#	3,972	13,289	6,317	15,458	1,102	4,270	5,754	49,132	—	4,792	26,868	13,642	4,400	148,996

	Total Liabilities	$3,972	$13,289	$6,317	$15,458	$1,102	$5,305	$5,754	$49,132	$16,081	$4,792	$26,868	$13,642	$4,400	$166,112

	Total Financial and Derivative Net Assets	$16,510	$(7,024)	$(4,390)	$6,677	$9,453	$(2,383)	$(2,778)	$(44,241)	$(2,419)	$3,621	$(20,395)	$8,542	$8,282	$(30,545)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$16,510	$(7,024)	$(4,390)	$6,677	$9,453	$(2,383)	$(2,778)	$(44,241)	$(2,419)	$3,621	$(20,395)	$8,542	$8,282

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015